Leases	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. Leases are viewed and recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made. Operating lease costs recorded in general and administrative expenses in the consolidated statements of operations were $163,965 and $130,942 for the three months ended March 31, 2024 and 2023, respectively.

The following amounts were recorded in the Company’s balance sheet relating to its operating lease and other supplemental information:

	March 31, 2024	December 31, 2023
Operating lease ROU assets	$982,951	$1,135,668
Current operating lease liabilities	487,348	539,599
Non-current operating lease liabilities	529,015	636,414
Total lease liabilities	$1,016,363	$1,176,013

Other supplemental information:
Weighted average remaining lease term (years)	2.81	2.86
Weighted average discount rate	4.23%	4.26%

The following table summarizes the supplemental cash flow information related to leases:

	March 31, 2024	March 31, 2023
Cash paid for amounts included in lease liabilities	$170,898	$108,832
Right-of-use assets obtained in exchange for operating lease liabilities, net	$—	$75,378

The following table presents the maturity analysis of operating lease liabilities as of December 31, 2023:

Years	Operating Leases
2024	$575,547
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	1,250,598
Less interest	74,585
Present value of lease liabilities	1,176,013

The Company has deposited security payments related to the facility leases of $56,515 included in the Consolidated Balance Sheets as other assets.